Related Party Transactions	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

16.    RELATED PARTY TRANSACTIONS

Related parties

Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) Computing Inactive Beijing Technology Ltd (“Computing Inactive”)	Related parties of one of the Company’s shareholders An entity controlled by the Company’s principal shareholder
Mr. Liang Lu	Ultimate controller of the Company

Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2023, 2022 and 2021:

	As of December 31,
	2023	2022	2021
	US$	US$	US$
Services provided by:
– Computing Inactive	—	—	906,939
– Bitmain	166,540,600	83,877,580	7,007,454

The Company purchased infrastructure hosting services from Bitmain in 2023 and 2022 which amounted to approximately US$166.54 million and US$83.88 million respectively and were recognized in cost of revenues.

The Company had the following related party balances as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
	US$	US$
Amount due from related parties:
– Mr. Liang Lu(ii)	37,730	37,316

Amount due to a related party:
– Bitmain(i)(ii)	30,228,914	67,162,189

____________

(i)      The amounts due to Bitman as at December 31, 2023 and 2022 were related to hosting services fees.

(ii)     The amount due from/to related parties as of December 31, 2023 and 2022 was interest free without a stated maturity.

Arisz Acquisition Corp. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

Note 6 — Related Party Transactions

Insider Shares

On August 5, 2021, the Company issued 1,437,500 shares of common stock to the Initial Stockholders (the “Insider Shares”) for an aggregated consideration of $25,000. On October 29, 2021, the Company effected a 1.2-for-1.0 stock split of common stock, resulting in the Sponsor holding an aggregate of 1,725,000 Insider Shares, for approximately $0.014 per share, of which, up to 225,000 shares were subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment is not exercised in full, so that the Initial Stockholders will collectively own 20% of the Company’s issued and outstanding shares after the IPO. As the over-allotment option was fully exercised on November 24, 2021, no portion of the Insider Shares were subject to forfeiture.

The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their Insider Shares until, with respect to 50% of the Insider Shares, the earlier of six months after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share

(as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Insider Shares, until the six months after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On August 5, 2021, the Sponsor agreed to loan the Company up to an aggregate amount of $300,000 to be used, in part, for transaction costs incurred in connection with the IPO (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the earlier of March 31, 2022 or the closing the IPO. Concurrently with the IPO, the Company repaid the outstanding balance of $105,000 to the Sponsor.

Administrative Services Agreement

The Company entered into an administrative services agreement with the Sponsor pursuant to which the Company pays a total of $10,000 per month for office space, administrative and support services. Upon completion of the initial Business Combination or liquidation, the Company will cease paying these monthly fees. However, pursuant to the terms of such agreement, the Sponsor agreed to defer the payment of such monthly fee. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of the initial Business Combination. For the years ended September 30, 2023 and 2022, the Company incurred $120,000 and $100,000 respectively, in fees for these services, of which $220,000 and $100,000 were included in accounts payable and accrued expenses in the accompanying balance sheets September 30, 2023 and 2022, respectively.